Condensed Statements of Operations - USD ($)	3 Months Ended				5 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2021		Dec. 31, 2021	Sep. 30, 2022
Formation and operating costs							$ 226,554
Operating loss							(226,554)
Administration fee – related party	$ 60,000		$ 0		$ 0			$ 180,000
General and administrative expenses	256,766		0		10,656			647,953
Total expenses	316,766		0		10,656			827,953
Other Income
Realized and unrealized gains on investments held in the Trust Account	1,026,421		0		0		11,336	1,284,814
Total other income	1,026,421		0		0		11,336	1,284,814
Net income (loss)	$ 709,655				$ (10,656)		$ (215,218)	$ 456,861
Common Class A [Member]
Other Income
Weighted average shares outstanding, Basic	20,010,000		0		0		2,903,335	20,010,000
Weighted average shares outstanding, Diluted	20,010,000		0		0		2,903,335	20,010,000
Basic net income (loss) per shares	$ 0.03		$ 0		$ 0		$ (0.03)	$ 0.02
Diluted net income (loss) per shares	$ 0.03		$ 0		$ 0		$ (0.03)	$ 0.02
Common Class B [Member]
Other Income
Weighted average shares outstanding, Basic	5,002,500	[1]	4,435,000	[1]	4,435,000	[1]	5,002,500	5,002,500	[1]
Weighted average shares outstanding, Diluted	5,002,500	[1]	4,435,000	[1]	4,435,000	[1]	5,002,500	5,002,500	[1]
Basic net income (loss) per shares	$ 0.03		$ 0		$ 0		$ (0.003)	$ 0.02
Diluted net income (loss) per shares	$ 0.03		$ 0		$ 0		$ (0.003)	$ 0.02

[1]	For the period from April 22, 2021 (inception) through June 30, 2021, Class B ordinary shares excluded 562,500 shares subject to forfeiture.